Summary of Nonvested Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RSUs shares
Nonvested Units at beginning of year		649,000	464,000
Granted	468,000	375,000	367,000
Vested			(189,000)
Transferred			39,000
Forfeited			(32,000)
Nonvested Units at end of year			649,000	464,000
RSUs weighted-average grant date fair value
Weighted-average grant date fair value Nonvested Units at beginning of year		$ 68.40	$ 63.41
Weighted-average grant date fair value Granted			70.89	$ 70.19	$ 58.36
Weighted-average grant date fair value Vested			60.96
Transferred			67.76
Weighted-average grant date fair value Forfeited			67.62
Weighted-average grant date fair value Nonvested Units at end of year			$ 68.40	$ 63.41